Income Taxes - Schedule of Deferred Potential Tax Deductions (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Deferred Potential Tax Deductions [Line Items]
Losses expire value	$ 18,277,000	$ 17,195,000
2027 [Member]
Schedule of Deferred Potential Tax Deductions [Line Items]
Losses expire value	618,000
2028 [Member]
Schedule of Deferred Potential Tax Deductions [Line Items]
Losses expire value	928,000
2029 [Member]
Schedule of Deferred Potential Tax Deductions [Line Items]
Losses expire value	908,000
2030 [Member]
Schedule of Deferred Potential Tax Deductions [Line Items]
Losses expire value	706,000
2031 [Member]
Schedule of Deferred Potential Tax Deductions [Line Items]
Losses expire value	1,704,000
2032 [Member]
Schedule of Deferred Potential Tax Deductions [Line Items]
Losses expire value	1,339,000
2033 [Member]
Schedule of Deferred Potential Tax Deductions [Line Items]
Losses expire value	1,092,000
2034 [Member]
Schedule of Deferred Potential Tax Deductions [Line Items]
Losses expire value	879,000
2035 [Member]
Schedule of Deferred Potential Tax Deductions [Line Items]
Losses expire value	530,000
2036 [Member]
Schedule of Deferred Potential Tax Deductions [Line Items]
Losses expire value	196,000
2037 [Member]
Schedule of Deferred Potential Tax Deductions [Line Items]
Losses expire value	233,000
2038 [Member]
Schedule of Deferred Potential Tax Deductions [Line Items]
Losses expire value	271,000
2039 [Member]
Schedule of Deferred Potential Tax Deductions [Line Items]
Losses expire value	530,000
2040 [Member]
Schedule of Deferred Potential Tax Deductions [Line Items]
Losses expire value	428,000
2041 [Member]
Schedule of Deferred Potential Tax Deductions [Line Items]
Losses expire value	1,101,000
2042 [Member]
Schedule of Deferred Potential Tax Deductions [Line Items]
Losses expire value	2,228,000
2043 [Member]
Schedule of Deferred Potential Tax Deductions [Line Items]
Losses expire value	1,703,000
2044 [Member]
Schedule of Deferred Potential Tax Deductions [Line Items]
Losses expire value	1,801,000
2045 [Member]
Schedule of Deferred Potential Tax Deductions [Line Items]
Losses expire value	$ 1,082,000